Related Party Transactions - Additional Information 1 (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013 Affiliates of the Sponsor [Member]	Jun. 30, 2013 Affiliates of the Sponsor [Member]	Dec. 31, 2012 Affiliates of the Sponsor [Member]	Jun. 10, 2013 MMI [Member]	Jun. 30, 2013 Sponsor [Member]	Jun. 30, 2012 Sponsor [Member]	Jun. 30, 2013 Sponsor [Member]	Jun. 30, 2012 Sponsor [Member]
Related Party Transaction [Line Items]
Insurance expense paid							$ 387,000	$ 630,000	$ 241,000
Compensation and benefit costs, net										1,224,000
General and administrative expenses	$ 811,000	$ 1,487,000	$ 2,436,000	$ 1,657,000	$ 47,000	$ 7,199,000					$ 0	$ 1,483,000	$ 993,000	$ 1,653,000